                 Supplement to Prospectus Dated May 1, 2000 for
                              Pacific Select Fund

                          -----------------------------------------------------
Reorganization of the      The fund's board of trustees and a majority of the
Bond and Income            shareholders of the Bond and Income Portfolio have
Portfolio                  approved the reorganization of the Bond and Income
                           Portfolio into the Managed Bond Portfolio. This transaction, referred to as a reorganization, is scheduled to occur at or about 4:00 p.m. Eastern time on September 22, 2000, the reorganization date.

                           Under the reorganization, all of the assets of the Bond and Income Portfolio will be transferred to the Managed Bond Portfolio in exchange for shares of the Managed Bond Portfolio. These shares will be distributed to the shareholders of the Bond and Income Portfolio and the Bond and Income Portfolio will be liquidated and cease to exist.

                          -----------------------------------------------------
Postponement of the        The reorganization date may be postponed if:
reorganization
                           . the New York Stock Exchange or another primary
                             trading market for portfolio securities of the Bond and Income Portfolio and/or the Managed Bond Portfolio is closed to trading or otherwise restricted, or

                           . trading or the reporting of trading on the New
                             York Stock Exchange or other primary trading market is disrupted and the fund's board of trustees believes the value of the net assets in either portfolio cannot be accurately appraised.

                           If either of these events occur, the reorganization date will be postponed until the first business day after trading is fully resumed and reporting has been restored.

Supplement dated August 28, 2000

                           This supplement changes page 51 of the prospectus to read:

                          -----------------------------------------------------
Fees and expenses paid     The fund pays Pacific Life an advisory fee for the
by the fund                services it provides as investment adviser. It also
                           pays for all of the costs of its operations, as well as for other services Pacific Life provides through a support services agreement.


                           The table below shows the advisory fee as an annual percentage of each portfolio's average daily net assets. Pacific Life uses part of this fee to pay for the services of the portfolio managers.

                           The table also shows the fund expenses for each portfolio based on expenses in 1999, adjusted to reflect recently reduced custody fees. To help limit fund expenses, effective July 1, 2000 Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to Pacific Life to the extent such expenses fall below the 0.10% expense cap. For each portfolio, Pacific Life's right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap, but do not exceed the previously established 0.25% expense cap. Any amounts repaid to Pacific Life will have the effect of increasing expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2001. In 1999, Pacific Life reimbursed the Small-Cap Index Portfolio $96,949.


                    -----------------------------------------------------------------------
                                                                    Less
                                        Advisory Other    Total     adviser's     Total net
                    Portfolio           fee      expenses expenses+ reimbursement expenses
                    -----------------------------------------------------------------------
                                            As an annual % of average daily net assets
                    Aggressive Equity   0.80     0.04     0.84       --           0.84
                    Emerging
                     Markets/1/         1.10     0.19     1.29       --           1.29
                    Diversified
                     Research/2/        0.90     0.05     0.95       --           0.95
                    Small-Cap Equity    0.65     0.04     0.69       --           0.69
                    International
                     Large-Cap/2/       1.05     0.10     1.15       --           1.15
                    Bond and Income     0.60     0.05     0.65       --           0.65
                    Equity              0.65     0.03     0.68       --           0.68
                    I-Net
                     Tollkeeper/2/      1.50     0.14     1.64      (0.04)        1.60
                    Multi-Strategy      0.65     0.04     0.69       --           0.69
                    Equity Income       0.65     0.04     0.69       --           0.69
                    Growth LT           0.75     0.03     0.78       --           0.78
                    Mid-Cap Value       0.85     0.07     0.92       --           0.92
                    Equity Index/3/     0.25     0.04     0.29       --           0.29
                    Small-Cap Index     0.50     0.30     0.80      (0.20)        0.60
                    REIT                1.10     0.15     1.25      (0.05)        1.20
                    International
                     Value              0.85     0.09     0.94       --           0.94
                    Government
                     Securities         0.60     0.05     0.65       --           0.65
                    Managed Bond/1/     0.60     0.05     0.65       --           0.65
                    Money Market/1/     0.35     0.04     0.39       --           0.39
                    High Yield Bond/1/
                                        0.60     0.05     0.65       --           0.65
                    Large-Cap Value     0.85     0.08     0.93       --           0.93
                    -----------------------------------------------------------------------

                    /1/ Total adjusted net expenses for these
                        portfolios in 1999, after deduction of an offset for custodian credits were: 1.28% for Emerging Markets Portfolio, 0.64% for Managed Bond Portfolio, 0.38% for Money Market Portfolio, and 0.64% for High Yield Bond Portfolio.
                    /2/ Expenses are estimated. There were no actual
                        advisory fees or expenses for these portfolios in 1999 because the portfolios started after December 31, 1999.
                    /3/ Total adjusted net expenses for the Equity
                        Index Portfolio in 1999, after deduction of an offset for custodian credits, were 0.28%. The advisory fee for the portfolio has also been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee and total adjusted net expenses for this portfolio in 1999, after deduction of an offset for custodian credits, were 0.16% and 0.19%, respectively.
                    + The fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of fund shares. There are no fees or charges to any portfolio under this plan, although the fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a fund expense, it would represent approximately .0023% or less of any portfolio's average daily net assets.
Form No. 15-22778-00
         FSUPP82800